Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
August 31, 2025
AEV-NPRT3-1025
1.805757.121
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	14,991	759,838
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd (United States)	36,045	1,140,824
Imperial Oil Ltd (United States)	16,764	1,521,836
Parex Resources Inc	51,557	649,460
		3,312,120
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	20,598	1,186,857
TOTAL CANADA		5,258,815
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,363	804,762
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	300	222,786
NXP Semiconductors NV	2,500	587,125

TOTAL NETHERLANDS		809,911
UNITED KINGDOM - 3.6%
Consumer Staples - 0.9%
Beverages - 0.6%
Diageo PLC	42,477	1,178,051
Personal Care Products - 0.3%
Unilever PLC ADR	11,900	752,080
TOTAL CONSUMER STAPLES		1,930,131

Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	39,458	3,152,695
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	167,279	2,349,615
TOTAL UNITED KINGDOM		7,432,441
UNITED STATES - 90.5%
Communication Services - 7.7%
Entertainment - 1.1%
Walt Disney Co/The	21,347	2,527,057
Interactive Media & Services - 5.3%
Alphabet Inc Class A	35,701	7,601,100
Alphabet Inc Class C	10,796	2,305,270
Meta Platforms Inc Class A	1,413	1,043,783
		10,950,153
Media - 1.3%
Comcast Corp Class A	77,447	2,630,875
TOTAL COMMUNICATION SERVICES		16,108,085

Consumer Discretionary - 8.0%
Broadline Retail - 2.4%
Amazon.com Inc (a)	22,099	5,060,671
Diversified Consumer Services - 1.0%
H&R Block Inc	39,624	1,995,068
Household Durables - 1.6%
Lennar Corp Class A	8,467	1,127,297
Mohawk Industries Inc (a)	5,638	748,106
Taylor Morrison Home Corp (a)	3,500	235,795
Toll Brothers Inc	6,072	844,008
TopBuild Corp (a)	1,100	462,836
		3,418,042
Specialty Retail - 2.6%
Lowe's Cos Inc	6,841	1,765,388
Murphy USA Inc	1,349	507,899
Ross Stores Inc	12,228	1,799,473
Ulta Beauty Inc (a)	2,780	1,369,789
		5,442,549
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (a)	4,089	826,796
TOTAL CONSUMER DISCRETIONARY		16,743,126

Consumer Staples - 7.2%
Beverages - 1.8%
Brown-Forman Corp Class B	41,692	1,248,258
Keurig Dr Pepper Inc	85,366	2,483,297
		3,731,555
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	4,567	446,105
Kroger Co/The	23,231	1,575,991
Target Corp	10,788	1,035,432
US Foods Holding Corp (a)	22,144	1,718,374
		4,775,902
Food Products - 1.0%
Mondelez International Inc	24,672	1,515,848
Tyson Foods Inc Class A	10,804	613,451
		2,129,299
Household Products - 1.0%
Procter & Gamble Co/The	12,721	1,997,706
Personal Care Products - 1.1%
Kenvue Inc	111,745	2,314,239
TOTAL CONSUMER STAPLES		14,948,701

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	27,801	2,751,465
Exxon Mobil Corp	70,925	8,106,018
Shell PLC ADR	60,278	4,453,339
		15,310,822
Financials - 24.1%
Banks - 10.6%
Bank of America Corp	120,141	6,095,955
Cullen/Frost Bankers Inc	4,143	534,571
JPMorgan Chase & Co	11,945	3,600,462
M&T Bank Corp	13,052	2,632,066
PNC Financial Services Group Inc/The	15,983	3,315,514
US Bancorp	34,675	1,693,180
Wells Fargo & Co	50,345	4,137,352
		22,009,100
Capital Markets - 3.5%
Bank of New York Mellon Corp/The	16,593	1,752,221
Blackrock Inc	1,525	1,718,889
Northern Trust Corp	20,798	2,730,361
State Street Corp	9,206	1,058,414
		7,259,885
Consumer Finance - 1.2%
Capital One Financial Corp	11,383	2,586,445
Financial Services - 2.2%
Berkshire Hathaway Inc Class B (a)	3,230	1,624,626
PayPal Holdings Inc (a)	17,994	1,262,999
Sycamore Partners LLC rights (a)(b)	345,000	182,850
Visa Inc Class A	4,007	1,409,582
		4,480,057
Insurance - 6.0%
Chubb Ltd	14,734	4,052,881
Fidelity National Financial Inc/US	8,700	520,869
Hartford Insurance Group Inc/The	10,138	1,341,359
Travelers Companies Inc/The	15,359	4,170,122
Willis Towers Watson PLC	7,076	2,312,366
		12,397,597
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	55,096	1,167,484
TOTAL FINANCIALS		49,900,568

Health Care - 8.7%
Biotechnology - 1.0%
Gilead Sciences Inc	18,814	2,125,417
Health Care Providers & Services - 3.3%
Cigna Group/The	14,118	4,247,683
CVS Health Corp	36,167	2,645,616
		6,893,299
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	5,487	2,703,554
Pharmaceuticals - 3.1%
Elanco Animal Health Inc (a)	62,649	1,149,609
GSK PLC ADR	70,729	2,805,820
Merck & Co Inc	29,208	2,456,977
		6,412,406
TOTAL HEALTH CARE		18,134,676

Industrials - 14.4%
Aerospace & Defense - 2.6%
L3Harris Technologies Inc	4,582	1,272,055
Lockheed Martin Corp	3,718	1,694,032
Northrop Grumman Corp	2,938	1,733,538
Textron Inc	8,000	641,280
		5,340,905
Air Freight & Logistics - 2.1%
CH Robinson Worldwide Inc	10,084	1,297,811
Expeditors International of Washington Inc	4,500	542,429
FedEx Corp	5,526	1,276,893
United Parcel Service Inc Class B	14,461	1,264,470
		4,381,603
Building Products - 0.4%
Builders FirstSource Inc (a)	6,606	916,120
Electrical Equipment - 1.0%
Emerson Electric Co	7,543	995,676
Regal Rexnord Corp	7,180	1,072,189
		2,067,865
Ground Transportation - 2.0%
CSX Corp	44,148	1,435,251
Knight-Swift Transportation Holdings Inc	18,600	816,540
Norfolk Southern Corp	5,600	1,567,888
Werner Enterprises Inc	14,600	421,210
		4,240,889
Machinery - 4.6%
Allison Transmission Holdings Inc	7,664	669,144
Cummins Inc	2,447	974,983
Deere & Co	5,485	2,625,340
Dover Corp	6,113	1,093,371
Flowserve Corp	6,700	359,522
PACCAR Inc	7,000	699,860
Pentair PLC	18,752	2,016,403
Toro Co/The	800	64,848
Westinghouse Air Brake Technologies Corp	4,875	943,313
		9,446,784
Professional Services - 1.0%
Leidos Holdings Inc	5,752	1,040,652
Maximus Inc	11,712	1,029,719
		2,070,371
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	6,547	1,513,339
TOTAL INDUSTRIALS		29,977,876

Information Technology - 7.4%
Communications Equipment - 2.0%
Cisco Systems Inc	59,364	4,101,459
IT Services - 1.7%
Amdocs Ltd	19,228	1,645,340
Cognizant Technology Solutions Corp Class A	11,603	838,317
GoDaddy Inc Class A (a)	6,956	1,031,644
		3,515,301
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology Inc	14,326	1,704,937
QUALCOMM Inc	4,766	766,039
		2,470,976
Software - 2.6%
Gen Digital Inc	86,609	2,615,592
Salesforce Inc	10,889	2,790,306
		5,405,898
TOTAL INFORMATION TECHNOLOGY		15,493,634

Materials - 3.4%
Chemicals - 0.9%
CF Industries Holdings Inc	11,312	979,959
Mosaic Co/The	28,788	961,519
		1,941,478
Construction Materials - 1.0%
CRH PLC	17,543	1,981,482
Containers & Packaging - 0.6%
Crown Holdings Inc	13,123	1,304,164
Metals & Mining - 0.9%
Newmont Corp	24,748	1,841,251
TOTAL MATERIALS		7,068,375

Real Estate - 0.8%
Retail REITs - 0.3%
Simon Property Group Inc	4,493	811,705
Specialized REITs - 0.5%
Lamar Advertising Co Class A	4,228	538,014
Outfront Media Inc	21,912	409,316
		947,330
TOTAL REAL ESTATE		1,759,035

Utilities - 1.4%
Electric Utilities - 1.2%
Eversource Energy	17,316	1,109,436
PG&E Corp	85,694	1,309,404
		2,418,840
Gas Utilities - 0.2%
UGI Corp	16,878	584,654
TOTAL UTILITIES		3,003,494

TOTAL UNITED STATES		188,448,392
TOTAL COMMON STOCKS (Cost $157,586,382)		202,754,321

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd (Cost $623,179)	17,957	730,112

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $158,209,561)	203,484,433
NET OTHER ASSETS (LIABILITIES) - 2.3%	4,768,476
NET ASSETS - 100.0%	208,252,909

Legend

(a)	Non-income producing.
(b)	Level 3 security

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,311,483	29,207,108	34,518,591	89,687	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	32,152,147	32,152,147	3,477	-	-	-	-	0.0%
Total	5,311,483	61,359,255	66,670,738	93,164	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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